31 Net Operating Revenue (Details 5) - National Electric Energy Agency [Member] - Energy Development Account CDE Energia [Member] - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of net operating revenue [line items]
Regulatory charges	R$ 1,654,157	R$ 1,840,283	R$ 1,415,738
CDE USO [Member]
Disclosure of net operating revenue [line items]
Regulatory charges	R$ 1,266,152	R$ 1,040,045	R$ 697,584
CDE USO [Member] | Resolution No. 2,510/2018 [Member]
Disclosure of net operating revenue [line items]
Resolutions	Resolution No. 2,510/2018
Period	January to June
Regulatory charges	R$ 1,269,498
CDE USO [Member] | Preliminary Injunctions [Member]
Disclosure of net operating revenue [line items]
Resolutions	(-) Preliminary injunctions	(-) Preliminary injunctions	(-) Preliminary injunctions
Period	January to June	January to December	January to December
Regulatory charges	R$ (3,346)	R$ (2)	R$ (28,502)
CDE USO [Member] | Resolution No. 2,368/2018 [Member]
Disclosure of net operating revenue [line items]
Resolutions		Resolution No. 2,368/2018
Period		January to August
Regulatory charges		R$ 594,972
CDE USO [Member] | Resolution No. 2,446/2018 [Member]
Disclosure of net operating revenue [line items]
Resolutions		Resolution No. 2,446/2018
Period		September to December
Regulatory charges		R$ 445,075
CDE USO [Member] | Resolution No. 2,202/2017 [Member]
Disclosure of net operating revenue [line items]
Resolutions			Resolution No. 2,202/2017
Period			January
Regulatory charges			R$ 53,329
CDE USO [Member] | Resolution No. 2,204/2017 [Member]
Disclosure of net operating revenue [line items]
Resolutions			Resolution No. 2,204/2017
Period			February to December
Regulatory charges			R$ 672,756
CONTA ACR [Member]
Disclosure of net operating revenue [line items]
Regulatory charges	R$ 348,177	R$ 557,981	R$ 489,248
CONTA ACR [Member] | Resolution No. 2,231/2017 [Member]
Disclosure of net operating revenue [line items]
Resolutions	Resolution No. 2,231/2017	Resolution No. 2,231/2017	Resolution No. 2,231/2017
Period	January to February	January to December	April to December
Regulatory charges	R$ 98,725	R$ 557,981	R$ 341,161
CONTA ACR [Member] | Resolution No. 2,521/2019 [Member]
Disclosure of net operating revenue [line items]
Resolutions	Resolution No. 2,521/2019
Period	March to August
Regulatory charges	R$ 296,174
CONTA ACR [Member] | Return - Order No. 2,755 / 2019 [Member]
Disclosure of net operating revenue [line items]
Resolutions	Return - Order No. 2,755 / 2019
Regulatory charges	R$ (46,722)
CONTA ACR [Member] | Resolution No. 2,004/2015 [Member]
Disclosure of net operating revenue [line items]
Resolutions			Resolution No. 2,004/2015
Period			January to March
Regulatory charges			R$ 148,087
CDE ENERGIA [Member]
Disclosure of net operating revenue [line items]
Regulatory charges	R$ 39,828	R$ 242,257	R$ 228,906
CDE ENERGIA [Member] | Resolution No. 2,510/2018 [Member]
Disclosure of net operating revenue [line items]
Resolutions	Resolution No. 2,510/2018
Period	January to March
Regulatory charges	R$ 41,431
CDE ENERGIA [Member] | Preliminary Injunctions [Member]
Disclosure of net operating revenue [line items]
Resolutions	(-) Preliminary injunctions	(-) Preliminary injunctions	(-) Preliminary injunctions
Period	January to March	January to December	January to December
Regulatory charges	R$ (1,603)	R$ (3,442)	R$ (6,799)
CDE ENERGIA [Member] | Resolution No. 2,202/2017 [Member]
Disclosure of net operating revenue [line items]
Resolutions		Resolution No. 2,202/2017
Period		January to May
Regulatory charges		R$ 100,692
CDE ENERGIA [Member] | Resolution No. 2,358/2017 [Member]
Disclosure of net operating revenue [line items]
Resolutions		Resolution No. 2,358/2017
Period		June to December
Regulatory charges		R$ 145,007
CDE ENERGIA [Member] | Resolution No. 2,204/2017 [Member]
Disclosure of net operating revenue [line items]
Resolutions			Resolution No. 2,204/2017
Period			Junel to December
Regulatory charges			R$ 140,968
CDE ENERGIA [Member] | Resolution No. 2,077/2016 [Member]
Disclosure of net operating revenue [line items]
Resolutions			Resolution No. 2,077/2016
Period			January to May
Regulatory charges			R$ 94,736